Transactions with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Due to related party	$ (12,717)	$ (611)
Due from related party	38,221	39,023
Advances for vessels and drillships under construction, for the year	623,984	679,008
Accounts payable and other current liabilities	97,608	102,528
Other current assets	125,464	133,875
Other non-current assets	107,892	118,426
Drilling rigs, drillships, machinery and equipment, net, for the year	6,259,747	5,828,231
Cardiff Marine Inc.
Due to related party	0	(3)
Tri-Ocean Heidmar
Due to related party	0	(43)
Cardiff Tankers
Due to related party	(266)	(181)
Sigma and Blue Fin pool
Due to related party	0	(336)
Trade Accounts Receivable - Accrued Receivables	0	386
Fabiana Services S.A.
Due to related party	(1,000)	0
Vivid Finance Limited
Due to related party	(164)	(48)
Cardiff Drilling
Due to related party	(4,287)	0
Azara Services S.A.
Due to related party	(4,000)	0
Basset Holding Inc.
Due to related party	(3,000)	0
TMS Bulkers
Due from related party	28,318	29,059
TMS Tankers
Due from related party	9,903	9,964
Cardiff Drilling/TMS Bulkers/TMS Tankers
Advances for vessels and drillships under construction, for the year	1,546	4,778
TMS Bulkers/ TMS Tankers
Vessels, net, for the year	530	6,815
Cardiff/Cardiff Drilling
Drilling rigs, drillships, machinery and equipment, net, for the year	$ 2,885	$ 5,692